Changes in Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policies
CHANGES IN ACCOUNTING POLICIES
In the current accounting period, the Company adopted the July 2014 amendment to IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers. On January 1, 2019, the Company will adopt IFRS 16 Leases.
IFRS 9 Financial Instruments
On January 1, 2018, the Company adopted the July 2014 amendment to IFRS 9, which included guidance to assess and recognize impairment losses on financial assets based on an expected loss model. The adoption of this amendment did not have a material impact on the valuation of the Company's financial assets. Comparative periods have not been restated as the Company has elected to apply the limited exemption on transition.
The Company had previously early adopted IFRS 9 with a date of initial application of January 1, 2010 and the amendment to IFRS 9 which presented a new hedge accounting model.
IFRS 15 Revenue from Contracts with Customers
On January 1, 2018, the Company adopted IFRS 15 using the modified retrospective approach. The Company elected to use the following practical expedients:

•	IFRS 15 was only applied retrospectively to contracts which were not completed as at January 1, 2018; and

•	Modifications to any existing contracts will be assessed in aggregate with the original contract at the original date.
The Company reviewed contracts with customers for its major revenue streams and concluded that the adoption of IFRS 15 did not have a material impact on the consolidated financial statements. The adoption of IFRS 15 required the Company to expand its disclosures in the notes to the consolidated financial statements, including the disaggregation of revenue streams by product type.
As part of the review of contracts for compliance with IFRS 15, the Company performed a review of the presentation of its revenue transactions. The cost of purchases from third parties to fulfill the Company's sales commitments is presented as purchased product expense. The subsequent sales of these commodity products to customers is presented as purchased product sales. Previously, these transactions were presented on a net basis in oil and gas sales. The following table summarizes the amounts revised in the consolidated statements of comprehensive income for the year ended December 31, 2017:

($ millions)	2017
Oil and gas sales - previously reported	3,303.1
Purchased product sales	(27.0)
Purchased product	27.8
Oil and gas sales - revised	3,303.9

IFRS 16 Leases
IFRS 16 was issued January 2016 and replaces IAS 17 Leases and IFRIC 4 Determining Whether an Arrangement Contains a Lease. The standard introduces a single lessee accounting model for leases with required recognition of assets and liabilities for most leases, where the Company is acting as a lessee. The adoption of IFRS 16 for lessees eliminates the dual classification model of leases as either operating leases or finance leases, effectively treating almost all leases as finance leases. Certain short-term leases (less than 12 months) and leases of low-value assets are exempt from recognition and will continue to be treated as operating leases. There is no significant impact from the adoption of IFRS 16 for lessors as the dual classification model of leases and the accounting for lessors remains virtually unchanged. The standard is effective for fiscal years beginning on or after January 1, 2019 with early adoption permitted if the Company is also applying IFRS 15. The standard is required to be adopted either retrospectively or using a modified retrospective approach.
On January 1, 2019, the Company adopted IFRS 16 using the modified retrospective approach. The Company has applied the following practical expedients permitted under the standard. Some of these expedients are on a lease-by-lease basis and others are applicable by class of underlying assets.

•	Account for leases with a remaining term of less than 12 months at January 1, 2019 as short-term leases;

•	Account for lease payments as an expense and not recognize a right-of-use ("ROU") asset if the underlying asset is of a lower dollar value; and

•	Use of the Company's previous assessment of impairment under IAS 37 for onerous contracts instead of re-assessing the ROU asset for impairment on January 1, 2019.
The Company has completed a detailed assessment on the impact of the standard on the consolidated financial statements. A number of leases have been identified with the most significant impact being the recognition of lease obligations on operating leases for office space and the corresponding ROU assets. The lease liability is calculated as the present value of the remaining lease payments, discounted using the Company's borrowing rate on January 1, 2019. The Company will record accretion expense on the lease liability and depreciation expense on the ROU asset and the associated ROU asset will be measured as follows on a lease-by-lease basis:

•	The amount equal to the lease liability on January 1, 2019 with no impact on retained earnings: or

•
The balance on January 1, 2019 as if IFRS 16 had always been applied on the commencement of the lease, using the Company's borrowing rate on January 1, 2019 and with an impact on retained earnings calculated as the difference between the lease liability and the ROU asset values.

Adoption of the new standard will result in the recognition of lease liabilities of approximately $220.0 million.